EQUITY - Fair Value of DSUs and RSUs (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		$ 82.62		$ 53.15
Share Price on Date of Remeasurement in US Dollars per Share	$ 57.45		$ 40.12
Restricted Stock
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		0		53.15
Weighted-average fair value of a unit		$ 0		$ 47.05